Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 15, 2016
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Equity Trust
Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2016
Prospectus Date	rr_ProspectusDate	Jul. 27, 2016